BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Common Stock, Par or Stated Value Per Share	$ 1
Common Stock, Shares Authorized	50,000
Common Stock, Shares, Issued	1
Common Stock, Shares, Outstanding	1
HORIZON SPACE ACQUISITION II CORP
Ordinary shares subject to possible redemption	6,900,000	6,900,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	490,000,000	490,000,000
Common Stock, Shares, Issued	2,180,000	2,180,000
Common Stock, Shares, Outstanding	2,180,000	2,180,000
Ordinary Share | HORIZON SPACE ACQUISITION II CORP
Ordinary shares subject to possible redemption	6,900,000	6,900,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Ordinary shares, per shares	$ 10.57	$ 10.05
Common Stock, Shares Authorized	490,000,000	490,000,000